Accrued expenses and other liabilities (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued expenses and other liabilities
Professional fee accruals		10,880,372	12,348,315
Accrued expenses		33,384,969	31,633,546
Sales rebates		5,751,301	2,836,052
Payables to employees relating to exercise of options		6,673,216	1,113,452
Other taxes and surcharges		3,033,628	3,867,203
Consideration payable for business acquisition		102,000,000
Consideration payable for equity investment		20,000,000
Others		7,215,701	6,218,173
Total	$ 31,210,530	188,939,187	58,016,741